Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
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Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory

The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total
	$ in thousands
Net book value as of January 1, 2023	33,666	10,608	44,275
Additions	1,678	98	1,776
Disposal	(102)	-	(102)
Depreciation & impairment expense	(5,081)	(3,318)	(8,399)
Translation adjustments	442	69	510
Net book value as of December 31, 2023	30,602	7,457	38,060
Gross value at end of period	51,863	18,022	69,885
Accumulated depreciation and impairment at end of period	(21,261)	(10,565)	(31,825)

Net book value as of January 1, 2024	30,602	7,457	38,060
Additions	422	19	398
Disposal	-	(42)	-
Depreciation & impairment expense	(4,770)	(3,015)	(7,785)
Translation adjustments	(660)	(44)	(704)
Net book value as of December 31, 2024	25,593	4,375	29,968
Gross value at end of period	50,913	17,684	68,597
Accumulated depreciation and impairment at end of period	(25,320)	(13,309)	(38,629)

Net book value as of January 1, 2025	25,593	4,375	29,968
Disposal	(3)	(0)	(3)
Depreciation & impairment expense	(4,991)	(2,518)	(7,509)
Translation adjustments	1,158	44	1,202
Net book value as of December 31, 2025	21,757	1,901	23,658
Gross value at end of period	53,751	18,332	72,083
Accumulated depreciation at end of period	(31,994)	(16,431)	(48,425)